Global Managed Futures Strategy Fund (Prospectus Summary): | Global Managed Futures Strategy Fund
Global Managed Futures Strategy Fund

RYDEX SERIES FUNDS

Global Managed Futures Strategy Fund

Supplement dated August 31, 2012

to the Statutory Prospectus of the above listed Fund

dated May 10, 2012, as revised

This supplement provides new and additional information beyond that contained in the Statutory Prospectus (the “Prospectus”) listed above and should be read in conjunction with the Prospectus.

The description of the principal investment strategies of the Global Managed Futures Strategy Fund (the “Fund”) has been revised to incorporate additional detail about the Fund’s use of derivatives to achieve its investment objective. The revised description does not reflect a change in the Fund’s principal investment strategies or the extent to which the Fund employs derivatives to implement those investment strategies, and will not affect the day-to-day management of the Fund in any way. Therefore, effective immediately, the current description of the principal investment strategies included in the Fund’s “Fund Summary” section is replaced in its entirety with the description set forth below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The Advisor uses proprietary methods of comparing current prices to historical prices over varying periods of time to identify trends of varying lengths in the commodity, currency, equity, and fixed income markets. When the Fund’s investment strategy identifies a price trend in a particular market for a specific time frame, the Fund will take either a long or short position in the related futures or forward contract. If the Fund’s investment strategy does not identify a trend, the Fund will not establish a position with exposure to that particular market segment. The size of each position is determined by the estimated risk of each position as measured by recent volatility. Position sizes also may be constrained by position margin requirements, liquidity needs, leverage limits, and other portfolio or market measures.

The Advisor may employ systematic relative value trading strategies and other risk-management strategies to seek to mitigate declines in the market price of the Fund’s shares, reduce risk, and improve returns over time. Such strategies may reduce the Fund’s level of investment during periods of declining Fund performance.

The Fund will implement the strategy’s targeted exposures principally through the use of futures, forwards, and swap agreements. The Fund may invest in a variety of futures, forwards and swap agreements, including those based on interest rates, commodities, currencies, fixed income securities, equities and equity indices. Options and options on futures may be employed principally for hedging purposes, especially as tools of the risk management strategies. In the course of implementing the Fund’s investment strategy, the Advisor may purchase and sell options and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.

The majority of the Fund’s derivative investments will be used to obtain exposure to the commodity, fixed income, currency, and equity markets; however, certain of the Fund’s derivative investments may be employed to hedge risk and limit leveraged exposure created by certain of the Fund’s investments. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.

On a day-to-day basis, the Fund may hold U.S. government securities, short-term fixed-income securities (generally rated AA or higher), money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize it derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted an investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

Also effective immediately, the current descriptions of the Fund’s principal risks in the “Fund Summary” section are revised to replace “Derivatives Risk” and “Leveraging Risk” with the risk descriptions set forth below and to include “Equity Risk” and “Regulatory Risk” as additional principal risks, the descriptions of which are also included below.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Regulatory Risk – The Fund and the Subsidiary are currently operating in reliance on exemptions from registration with the Commodity Futures Trading Commission (“CFTC”) provided by CFTC Regulation 4.5, which is generally available to registered investment companies, and CFTC Regulation 4.13(a)(4), respectively. However, the CFTC has recently adopted amendments to CFTC Regulation 4.5 significantly restricting its availability to registered investment companies that invest in derivative instruments that are subject to regulation by the CFTC and rescinding CFTC Regulation 4.13(a)(4). To comply with the changes to CFTC Regulation 4.5 and the rescission of CFTC Regulation 4.13(a)(4), the Fund may determine to significantly modify its principal investment strategies to restrict its investment in or exposure to derivatives regulated by the CFTC and, thus, its exposure to the commodity market to continue to qualify for the exemption from registration provided by CFTC Regulation 4.5, or to become subject to regulation by the CFTC, which may increase the Fund’s operating expenses. The Fund and the Subsidiary will be required to comply with the changes to CFTC Regulations no later than December 31, 2012. Certain of the rules that would apply to the Fund if it determines to become subject to CFTC regulation as a commodity pool have not yet been adopted, and it is unclear what the effect of those rules would be if they are adopted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. GIGMFI-SUP-0812x0513